Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
12.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following as of December 31, 2020 and March 31, 2020:

	December 31, 2020	March 31, 2020
Accrued wages and welfare	58,874	61,776
Other tax payable	51,387	25,206
Rental payable	52,833	24,972
Customers’ deposits	210,785	-
Other payables	37,437	118,963
	$411,316	$230,917

12.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following as of March 31, 2020 and 2019:

	2020	2019
Accrued wages and welfare	61,776	84,677
Other tax payable	25,206	47,445
Rental payable	24,972	-
Other payables	118,963	127,715
	$230,917	$259,837